COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	$ 3,365	$ 3,520
Depreciation	1,647	1,574
Royalty expense	244	265
Community relations	44	46
Cost of sales	5,300	5,405
Inventory reduction amount	21	68
Employee benefits expense	1,051	1,048
Gold
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	3,063	3,215
Depreciation	1,529	1,504
Royalty expense	206	224
Community relations	38	37
Cost of sales	4,836	4,980
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	274	228
Depreciation	83	45
Royalty expense	38	41
Community relations	4	5
Cost of sales	399	319
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Direct mining cost	28	77
Depreciation	35	25
Royalty expense	0	0
Community relations	2	4
Cost of sales	$ 65	$ 106